Property and Equipment - Summary of Property and Equipment (Details) - USD ($) $ in Millions	Mar. 31, 2024	Mar. 31, 2023
Property, Plant and Equipment [Line Items]
Property Plant and Equipment Gross Excluding Land	$ 136.7	$ 114.3
Less accumulated depreciation and amortization	(100.6)	(91.7)
Property Plant and Equipment Net Excluding Land	36.1	22.6
Land One Gross	1.2	1.2
Total property, plant and equipment, net	37.3	23.8
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	34.4	27.6
Property and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	18.1	15.2
Computer equipment and software
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	84.2	71.5
Starz Business of Lions Gate Entertainment Corp
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	194.5	179.5
Less accumulated depreciation and amortization	(143.4)	(124.3)
Total property, plant and equipment, net	51.1	55.2
Starz Business of Lions Gate Entertainment Corp | Distribution Equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	19.3	19.1
Starz Business of Lions Gate Entertainment Corp | Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	31.1	30.5
Starz Business of Lions Gate Entertainment Corp | Furniture, fixtures and office equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	4.4	5.0
Starz Business of Lions Gate Entertainment Corp | Computer equipment and software
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	25.6	22.7
Starz Business of Lions Gate Entertainment Corp | Capitalized software
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 114.1	$ 102.2